FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	$ 2,367,124	$ 1,940,362
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,554,680	1,347,831
Credit facility | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	1,106,590	1,080,557
Fair value	1,131,898	1,106,280
Sprott Loan | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	281,920	0
Fair value	281,509	0
2023 convertible notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	140,635	131,682
Fair value	407,618	188,025
2025 Convertible Notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	23,625	0
Fair value	24,323	0
2020 convertible notes | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	0	135,592
Fair value	0	144,127
2020 convertible notes | Liability component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value		137,000
2020 convertible notes | Equity component
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value		7,100
Equipment Facilities | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying amount	181,633	101,862
Fair value	$ 188,878	$ 102,578